Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of Finance and Investment Income, Finance Costs and Revaluation and retranslation of Financial Instruments
Finance and investment income includes:

	2021	2020	2019
Continuing operations	£m	£m	£m
Income from equity investments	17.9	8.7	18.3
Interest income	51.5	74.0	80.7
	69.4	82.7	99.0
Finance costs include:

	2021	2020	2019
Continuing operations	£m	£m	£m
Net interest expense on pension plans	1.8	2.9	3.5
Interest on other long-term employee benefits	2.4	3.1	3.9
Interest expense and similar charges[1]	188.5	205.0	252.0
Interest expense related to lease liabilities	90.9	101.0	99.7
	283.6	312.0	359.1
Revaluation and retranslation of financial instruments include:

	2021	2020	2019
Continuing operations	£m	£m	£m
Movements in fair value of treasury instruments	9.1	15.4	0.4
Premium on the early repayment of bonds	(13.0)	—	(63.4)
Revaluation of investments held at fair value through profit or loss	(7.5)	8.0	9.1
Revaluation of put options over non-controlling interests	(40.6)	12.3	(24.3)
Revaluation of payments due to vendors (earnout agreements)	(58.7)	13.4	(3.7)
Retranslation of financial instruments	22.9	(196.3)	245.7
	(87.8)	(147.2)	163.8
Note
[1]Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.